EATON VANCE MUTUAL FUNDS TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information dated July 1, 2025 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 369 (“Amendment No. 369”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 369 was filed electronically with the Securities and Exchange Commission (Accession No. 0001076598-25-000255) on June 26, 2025:

Parametric Dividend Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo, Esq.

Secretary

Date: July 3, 2025